Other Assets - Schedule of Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025
Schedule of Other Current Assets [Line Items]
Other current assets		$ 2,544,660	$ 3,639,417
Deferred Financing Costs Related to Undrawn Debt Facilities [Member]
Schedule of Other Current Assets [Line Items]
Other current assets	[1]	1,319,748	2,303,132
Prepayments [Member]
Schedule of Other Current Assets [Line Items]
Other current assets		747,061	692,147
Other [Member]
Schedule of Other Current Assets [Line Items]
Other current assets	[2]	$ 477,851	$ 644,138

[1]	Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 11 for additional information.
[2]	Included within Other assets is an advance salary payment to a member of key management totaling US$316,667 (December 31, 2025: US$316,667). The advance is non-interest-bearing and was fully recovered in April 2026.